Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 873,095,508.70
Previously Paid Amount	0.00
Total Fee Amount	120,574.49
Total Offset Amount	0.00
Net Fee	$ 120,574.49